Acquisition of EMI Solutions (Details) - Schedule of Unaudited Pro Forma Revenues and Net Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Unaudited Pro Forma Revenues and Net Income (Loss) [Abstract]
Revenues	$ 1,052	$ 1,233
Net income (loss)	$ 944	$ (9,732)